Related party transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related party transactions [abstract]
Disclosure of transactions between related parties
The total revenue recognized for each related party was as follows:

	For the six months ended June 30,
	2024	2023
		(Restated)
Polestar Times Technology	61,650	—
Volvo Cars	56,642	55,311
Ziklo Bank AB1	44,042	21,754
Geely	—	1,245
Total	$162,334	$78,310
1- In March 2024, Volvofinans Bank AB changed its name to Ziklo Bank AB.
:

	For the six months ended June 30,
	2024	2023
		(Restated)
Volvo Cars	448,046	1,229,939
Geely	186,650	84,815
Renault Korea Motors Co. Ltd	5,135	—
Zheijiang C2M Digital Technology Co. Ltd	815	—
Ziklo Bank AB	230	312
Wuxi InfiMotion Propulsion Technology Co., Ltd.,	17	6,922
Total	$640,893	$1,321,988
Amounts due to related parties were as follows:

Trade payables - related parties, accrued expenses, and other current liabilities - related parties	As of June 30, 2024	As of December, 31, 2023
Volvo Cars	415,470	498,729
Geely	205,144	224,808
Ziklo Bank AB	1,115	2,022

Volvo Car Financial Services UK	5,332	751
Polestar Times Technology	4,028	—
Total	$631,089	$726,310

Interest bearing current liabilities - related parties	As of June 30, 2024	As of December, 31, 2023
Volvo Car Financial Services UK	49,340	35,748
Geely	23,669	21,956
Volvo Cars	29,255	10,628
Total	$102,264	$68,332

Other non-current interest-bearing liabilities - related parties	As of June 30, 2024	As of December, 31, 2023
Volvo Cars	1,030,022	1,049,463
Geely	354,034	359,781
Total	$1,384,056	$1,409,244
The Group’s interest expense from related parties is as follows:

	For the six months ended June 30,
	2024	2023
		(Restated)
Interest expense - related parties	72,362	25,782
Amounts due from related parties
Amounts due from related parties were as follows:

Trade receivables - related parties, accrued income - related parties, and other current assets - related parties	As of June 30, 2024	As of December, 31, 2023
Geely	43,033	43,951
Volvo Cars	19,088	168,523
Ziklo Bank AB	5,126	954
Wuhan Lotus Cars Co., LTD.	4,336	5,630
Polestar Times Technology	2,688	4,149
Volvo Car Financial Services UK	1,010	—
Total	$75,281	$223,207